FINANCE COSTS AND UNWINDING OF OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of finance costs and unwinding of obligations [Abstract]
Disclosure of Finance Costs and Unwinding of Obligations by Item

	US Dollars
Figures in millions	2021	2020	2019
Finance costs
Finance costs on bonds, bank loans and other	109	124	135
Amortisation of fees	6	23	4
Lease finance charges	9	8	10
Less: interest captalised	(14)	(17)	(6)
	110	138	143
Unwinding of obligations	6	39	29
Total finance costs and unwinding of obligations (notes 30 and 34)	116	177	172
The interest included within finance costs is calculated at effective interest rates.